MARKETING EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MARKETING EXPENSES
Online marketing	₽ (1,631)	₽ (1,498)	₽ (1,134)
Offline marketing	(556)	(139)	(959)
Other marketing expenses	(66)	(60)	(66)
Total marketing expenses	₽ (2,253)	₽ (1,697)	₽ (2,159)